38. Ordinary and Extraordinary Shareholders' Meeting	12 Months Ended
Dec. 31, 2018
Ordinary And Extraordinary Shareholders Meeting
Ordinary and Extraordinary Shareholders' Meeting

The Company Ordinary and Extraordinary Shareholders’ Meeting held on April 26, 2018 resolved, among other issues, the following:

-	To approve edenor’s Annual Report and Financial Statements as of December 31, 2017;
-	To allocate the profit for the year ended December 31, 2017 to the absorption of accumulated losses;
-	To approve the actions taken by the Directors and Supervisory Committee members, together with their respective remunerations;
-	To appoint the authorities and the external auditors for the current fiscal year;